Disclosures Regarding Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures Regarding Financial Instruments [Abstract]
Schedule Of Estimated Fair Value Of Financial Instruments

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$998,054	$998,054	$1,264,031	$1,264,031
Short-term investments	—	—	98,373	98,373
Accounts receivable	102,460	102,460	65,741	65,741
Long-term investments	107,277	230,894	151,191	280,181
Other long-term investments	317,325	317,325	191,816	191,816

Accounts payable and accrued liabilities	681,185	681,185	260,528	260,528
Amounts due under credit facilities	44,884	44,884	54,695	54,695
Rights offering derivative liability	—	—	766,238	766,238
Convertible credit facility	148,154	148,154	254,596	254,596
Interim funding facility	405,162	405,162	—	—